CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Interest and Dividend Income
Interest expense	$ 2,276,163	$ 2,539,049	$ 2,765,341	$ 3,023,685	$ 3,351,796	$ 3,378,500	$ 3,168,429	$ 3,222,317	$ 10,604,238	$ 13,121,042
Net interest income	7,919,136	7,347,607	7,337,201	7,084,699	6,736,869	6,756,007	6,736,003	6,609,473	29,688,643	26,838,352
Miscellaneous expenses									770,823	2,452,391
Income before income taxes and equity in undistributed net income of subsidiary	2,336,779	2,303,185	1,433,879	1,692,296	697,535	1,860,315	1,874,443	262,746	7,766,139	4,695,039
Net income									4,989,914	3,161,464
Net Income Available to Common Shareholders	1,420,568	1,422,941	891,152	1,055,253	442,601	1,008,547	1,008,063	29,765	4,789,914	2,488,976
Parent Company [Member]
Interest and Dividend Income
Dividends from subsidiary									2,300,000	3,275,000
Interest income									93,180	33,307
Interest expense									337,810	316,576
Net interest income									2,055,370	2,991,731
Miscellaneous expenses									(608,104)	(703,332)
Income before income taxes and equity in undistributed net income of subsidiary									1,447,266	2,288,399
Federal and state income tax benefit									289,929	335,444
Equity in undistributed net income of subsidiary									3,252,719	537,621
Net income									4,989,914	3,161,464
Preferred stock dividends									200,000	672,488
Net Income Available to Common Shareholders									$ 4,789,914	$ 2,488,976